John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 1/31/20

Consolidated Fund’s investments
As of 1-31-20 (unaudited)
	Par value^	Value
Short-term investments 44.7%		$110,000,000
(Cost $110,000,000)
Repurchase agreement 44.7%		110,000,000
Nomura Securities International, Inc. Tri-Party Repurchase Agreement dated 1-31-20 at 1.470% to be repurchased at $110,013,475 on 2-3-20, collateralized by $111,602,900 U.S. Treasury Notes, 1.500% due 1-15-23 (valued at $112,200,014) and $4 U.S. Treasury STRIPS, 0.000% due 11-15-25 to 11-15-47 (valued at $4)	110,000,000	110,000,000

Total investments (Cost $110,000,000) 44.7%	$110,000,000
Other assets and liabilities, net 55.3%	136,065,845
Total net assets 100.0%	$246,065,845
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	578	Long	Mar 2020	$74,685,200	$76,142,469	$1,457,269
30-Year U.S. Treasury Bond Futures	267	Long	Mar 2020	42,308,890	43,729,594	1,420,704
5-Year U.S. Treasury Note Futures	25	Long	Apr 2020	2,961,046	3,008,984	47,938
90-Day Eurodollar Futures	885	Long	Jun 2021	218,150,244	218,617,125	466,881
90-Day Pound Sterling Futures	320	Long	Dec 2020	52,428,095	52,529,414	101,319
90-Day Pound Sterling Futures	299	Long	Jun 2021	49,045,520	49,087,107	41,587
Australian 10-Year Bond Futures	213	Long	Mar 2020	20,761,563	21,162,982	401,419
Brent Crude Futures	239	Long	Mar 2020	14,619,257	13,541,740	(1,077,517)
Canada 10-Year Bond Futures	50	Long	Mar 2020	5,272,679	5,369,125	96,446
Cocoa Futures	68	Long	Mar 2020	1,690,068	1,760,858	70,790
Cocoa Futures	2	Long	May 2020	52,400	52,133	(267)
DAX Index Futures	56	Long	Mar 2020	20,951,003	20,076,081	(874,922)
Dow Jones Industrial Average Index E-Mini Futures	53	Long	Mar 2020	7,705,373	7,468,495	(236,878)
Euro STOXX 50 Index Futures	648	Long	Mar 2020	26,837,935	25,994,166	(843,769)
FTSE 100 Index Futures	282	Long	Mar 2020	27,721,782	26,789,050	(932,732)
Gas Oil Futures	153	Long	Mar 2020	9,312,401	7,650,000	(1,662,401)
Gasoline RBOB Futures	126	Long	Mar 2020	8,694,339	7,923,712	(770,627)
Gold 100 Oz Futures	125	Long	Apr 2020	19,722,761	19,892,500	169,739
NASDAQ 100 Index E-Mini Futures	20	Long	Mar 2020	3,599,233	3,598,100	(1,133)
Nikkei 225 Index Futures	45	Long	Mar 2020	9,703,632	9,419,039	(284,593)
NY Harbor ULSD Futures	66	Long	Mar 2020	5,193,418	4,514,479	(678,939)
S&P 500 Index E-Mini Futures	111	Long	Mar 2020	18,011,058	17,884,875	(126,183)
Silver Futures	30	Long	Mar 2020	2,700,576	2,703,000	2,424
Tokyo Price Index Futures	173	Long	Mar 2020	27,385,952	26,288,081	(1,097,871)
U.S. Dollar Index Futures	12	Long	Mar 2020	1,166,449	1,166,460	11
Wheat Futures	75	Long	Mar 2020	2,132,215	2,075,625	(56,590)
WTI Crude Oil Futures	28	Long	Feb 2020	1,630,317	1,445,640	(184,677)
10-Year Japan Government Bond Futures	1	Short	Mar 2020	(1,407,500)	(1,413,040)	(5,540)
2-Year U.S. Treasury Note Futures	364	Short	Apr 2020	(78,508,003)	(78,763,344)	(255,341)
3-Month EURIBOR Futures	139	Short	Jun 2021	(38,682,887)	(38,711,100)	(28,213)
CAC40 Index Futures	125	Short	Feb 2020	(8,317,931)	(8,013,603)	304,328
Coffee 'C' Futures	42	Short	May 2020	(1,651,718)	(1,645,875)	5,843
Corn Futures	191	Short	Mar 2020	(3,619,114)	(3,648,100)	(28,986)
Cotton No. 2 Futures	37	Short	Mar 2020	(1,230,837)	(1,247,085)	(16,248)
Electrolytic Copper Futures	109	Short	Mar 2020	(16,155,885)	(15,151,681)	1,004,204
Electrolytic Copper Futures	2	Short	Jun 2020	(279,157)	(278,650)	507
Euro-BOBL Futures	744	Short	Mar 2020	(110,586,322)	(111,376,801)	(790,479)
Euro-Bund Futures	184	Short	Mar 2020	(35,176,495)	(35,752,326)	(575,831)
Hang Seng Index Futures	61	Short	Feb 2020	(10,968,090)	(10,203,389)	764,701
Hard Red Winter Wheat Futures	85	Short	Mar 2020	(1,859,479)	(1,980,500)	(121,021)
Long Gilt Futures	256	Short	Mar 2020	(44,975,122)	(45,612,751)	(637,629)
Natural Gas Futures	128	Short	Feb 2020	(2,669,218)	(2,353,920)	315,298
Primary Aluminum Futures	143	Short	Mar 2020	(6,491,469)	(6,116,825)	374,644
Primary Aluminum Futures	3	Short	Jun 2020	(130,642)	(130,106)	536
Russell 2000 Index Mini Futures	306	Short	Mar 2020	(25,343,482)	(24,703,380)	640,102
SGX Japanese Government Bond Futures	13	Short	Mar 2020	(1,830,079)	(1,839,232)	(9,153)
Soybean Futures	98	Short	Mar 2020	(4,621,798)	(4,276,475)	345,323
Soybean Meal Futures	45	Short	Mar 2020	(1,374,411)	(1,309,500)	64,911
Soybean Oil Futures	56	Short	Mar 2020	(1,084,431)	(1,004,304)	80,127
Sugar No. 11 (World) Futures	98	Short	Mar 2020	(1,392,280)	(1,597,008)	(204,728)
Zinc Futures	75	Short	Mar 2020	(4,237,975)	(4,134,375)	103,600
SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FUTURES (continued)
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Zinc Futures	1	Short	Jun 2020	$(54,697)	$(54,900)	$(203)
						$(3,221,820)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	5,710,000	USD	3,938,225	BOA	3/20/2020	—	$(112,775)
CAD	52,540,000	USD	39,946,759	BOA	3/20/2020	—	(247,488)
CHF	30,142,000	USD	31,314,953	BOA	3/20/2020	$77,447	—
EUR	3,275,000	USD	3,672,915	BOA	3/20/2020	—	(30,623)
GBP	9,325,000	USD	12,233,548	BOA	3/20/2020	95,077	—
JPY	711,948,000	USD	6,524,215	BOA	3/19/2020	62,023	—
MXN	213,274,000	USD	11,069,517	BOA	3/20/2020	142,570	—
NZD	18,694,000	USD	12,411,294	BOA	3/20/2020	—	(320,499)
USD	36,554,234	AUD	52,913,000	BOA	3/20/2020	1,104,842	—
USD	4,926,968	CAD	6,490,000	BOA	3/20/2020	23,119	—
USD	25,332,165	CHF	24,750,000	BOA	3/20/2020	—	(444,555)
USD	19,019,207	EUR	17,012,000	BOA	3/20/2020	99,306	—
USD	65,098,426	GBP	49,587,000	BOA	3/20/2020	—	(460,773)
USD	77,980,115	JPY	8,477,178,000	BOA	3/19/2020	—	(442,344)
USD	1,397,366	MXN	26,768,000	BOA	3/20/2020	—	(9,862)
USD	2,649	NZD	4,000	BOA	3/20/2020	62	—
						$1,604,446	$(2,068,919)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND'S INVESTMENTS

Notes to Consolidated Fund's investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund's investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P., (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor), and seeks to gain commodities exposure. The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. As of January 31, 2020, the net assets of the subsidiary were $10,757,668 representing 4.4% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$110,000,000	—	$110,000,000	—
Total investments in securities	$110,000,000	—	$110,000,000	—
Derivatives:
Assets
Futures	$8,280,651	$7,515,950	$764,701	—
Forward foreign currency contracts	1,604,446	—	1,604,446	—
Liabilities
Futures	(11,502,471)	(11,217,878)	(284,593)	—
Forward foreign currency contracts	(2,068,919)	—	(2,068,919)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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